Policyholder liabilities and unallocated surplus - Analysis of movements (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position		$ 385,678
Unallocated surplus of with-profits funds on the consolidated statement of financial position	[1]	4,750
Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Premiums		41,070
Surrenders		(21,498)
Maturities/deaths		(6,187)
Net flows		13,385
Shareholders' transfers post-tax		(99)
Investment-related items and other movements		45,746
Foreign exchange translation differences		1,299
Demerger of UK and Europe operations		(210,002)
Ending Balance		402,119
Policyholder liabilities on the consolidated statement of financial position		385,492
Unallocated surplus of with-profits funds on the consolidated statement of financial position		4,750
Group's share of policyholder liabilities of joint ventures and associates		11,877
Average policyholder liability balances		367,980	$ 551,239
Operating segments after elimination of intra-group amounts, before unallocated | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Premiums		31,348
Surrenders		(20,952)
Maturities/deaths		(4,555)
Net flows		5,841
Investment-related items and other movements		37,108
Foreign exchange translation differences		777
Policyholder liabilities		331,811
Policyholder liabilities on the consolidated statement of financial position		319,934
Group's share of policyholder liabilities of joint ventures and associates		11,877
Unallocated to a segment (other operations)
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position		50	43
Policyholder liabilities on the consolidated statement of financial position		186	50
Unallocated to a segment (other operations) | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position		50
Policyholder liabilities on the consolidated statement of financial position		186	50
Asia insurance operations
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities		93,248
Policyholder liabilities			93,248
Asia insurance operations | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance		105,408	99,890
Policyholder liabilities on the consolidated statement of financial position		91,836	85,089
Unallocated surplus of with-profits funds on the consolidated statement of financial position		3,198	4,700
Group's share of policyholder liabilities of joint ventures and associates		10,374	10,101
Premiums		20,094	17,607
Surrenders		(4,156)	(3,729)
Maturities/deaths		(2,800)	(2,641)
Net flows		13,138	11,237
Shareholders' transfers post-tax		(99)	(87)
Investment-related items and other movements		12,824	(3,718)
Foreign exchange translation differences		1,299	(1,914)
Ending Balance		132,570	105,408
Policyholder liabilities on the consolidated statement of financial position		115,943	91,836
Unallocated surplus of with-profits funds on the consolidated statement of financial position		4,750	3,198
Group's share of policyholder liabilities of joint ventures and associates		11,877	10,374
Average policyholder liability balances		115,015	98,698
Asia insurance operations | Operating segments after elimination of intra-group amounts, before unallocated | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities		51,705	50,598
Policyholder liabilities on the consolidated statement of financial position		41,331
Group's share of policyholder liabilities of joint ventures and associates		10,374
Premiums		10,372	9,015
Surrenders		(3,610)	(3,278)
Maturities/deaths		(1,168)	(1,396)
Net flows		5,594	4,341
Investment-related items and other movements		4,186	(1,608)
Foreign exchange translation differences		777	(1,626)
Policyholder liabilities		62,262	51,705
Policyholder liabilities on the consolidated statement of financial position		50,385	41,331
Group's share of policyholder liabilities of joint ventures and associates		11,877	10,374
Asia insurance operations | Deductions for intra-group reinsurance
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position		1,412
Policyholder liabilities on the consolidated statement of financial position			1,412
Asia insurance operations | Operations within segments
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position		115,943
Unallocated surplus of with-profits funds on the consolidated statement of financial position		4,750
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance		236,380	244,483
Policyholder liabilities on the consolidated statement of financial position		236,380	244,483
Premiums		20,976	18,613
Surrenders		(17,342)	(16,211)
Maturities/deaths		(3,387)	(2,687)
Net flows		247	(285)
Addition for closed block of group payout annuities in the US			5,532
Investment-related items and other movements		32,922	(13,350)
Ending Balance		269,549	236,380
Policyholder liabilities on the consolidated statement of financial position		269,549	236,380
Average policyholder liability balances		252,965	239,049
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities		236,380	244,483
Policyholder liabilities on the consolidated statement of financial position		236,380
Premiums		20,976	18,613
Surrenders		(17,342)	(16,211)
Maturities/deaths		(3,387)	(2,687)
Net flows		247	(285)
Addition for closed block of group payout annuities in the US			5,532
Investment-related items and other movements		32,922	(13,350)
Policyholder liabilities		269,549	236,380
Policyholder liabilities on the consolidated statement of financial position		269,549	236,380
Jackson (US insurance operations) | Operations within segments
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position		269,549
UK and Europe insurance operations | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance		210,002	244,946
Policyholder liabilities on the consolidated statement of financial position		193,020	226,715
Unallocated surplus of with-profits funds on the consolidated statement of financial position		16,982	18,231
Reclassification of reinsured UK annuity contracts as held for sale			(14,689)
Premiums			18,707
Surrenders			(9,053)
Maturities/deaths			(9,074)
Net flows			580
Shareholders' transfers post-tax			(346)
Investment-related items and other movements			(7,318)
Foreign exchange translation differences			(13,171)
Demerger of UK and Europe operations		(210,002)
Ending Balance			210,002
Policyholder liabilities on the consolidated statement of financial position			193,020
Unallocated surplus of with-profits funds on the consolidated statement of financial position			16,982
Average policyholder liability balances			213,492
UK and Europe insurance operations | Operating segments after elimination of intra-group amounts, before unallocated | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities		51,911	76,254
Policyholder liabilities on the consolidated statement of financial position		51,911
Reclassification of reinsured UK annuity contracts as held for sale			(14,689)
Premiums			1,984
Surrenders			(2,692)
Maturities/deaths			(2,996)
Net flows			(3,704)
Investment-related items and other movements			(2,637)
Foreign exchange translation differences			(3,313)
Demerger of UK and Europe operations		(51,911)
Policyholder liabilities			51,911
Policyholder liabilities on the consolidated statement of financial position			51,911
Continuing and discontinued operations
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position		521,286
Unallocated surplus of with-profits funds on the consolidated statement of financial position	[1],[2]	20,180	22,931
Policyholder liabilities on the consolidated statement of financial position			521,286
Unallocated surplus of with-profits funds on the consolidated statement of financial position	[1],[2]		20,180
Continuing and discontinued operations | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance		551,790	589,319
Policyholder liabilities on the consolidated statement of financial position		521,236	556,287
Unallocated surplus of with-profits funds on the consolidated statement of financial position		20,180	22,931
Group's share of policyholder liabilities of joint ventures and associates		10,374	10,101
Reclassification of reinsured UK annuity contracts as held for sale			(14,689)
Premiums			54,927
Surrenders			(28,993)
Maturities/deaths			(14,402)
Net flows			11,532
Addition for closed block of group payout annuities in the US			5,532
Shareholders' transfers post-tax			(433)
Investment-related items and other movements			(24,386)
Foreign exchange translation differences			(15,085)
Ending Balance			551,790
Policyholder liabilities on the consolidated statement of financial position			521,236
Unallocated surplus of with-profits funds on the consolidated statement of financial position			20,180
Group's share of policyholder liabilities of joint ventures and associates			10,374
Continuing and discontinued operations | Operating segments after elimination of intra-group amounts, before unallocated | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities		339,996	371,335
Policyholder liabilities on the consolidated statement of financial position		329,622
Group's share of policyholder liabilities of joint ventures and associates		10,374
Reclassification of reinsured UK annuity contracts as held for sale			(14,689)
Premiums			29,612
Surrenders			(22,181)
Maturities/deaths			(7,079)
Net flows			352
Addition for closed block of group payout annuities in the US			5,532
Investment-related items and other movements			(17,595)
Foreign exchange translation differences			(4,939)
Demerger of UK and Europe operations		$ (51,911)
Policyholder liabilities			339,996
Policyholder liabilities on the consolidated statement of financial position			329,622
Group's share of policyholder liabilities of joint ventures and associates			$ 10,374

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1
[2]	The 31 December 2018 and 1 January 2018 comparative statements of financial position included discontinued UK and Europe operations